SUPPLEMENTAL CASH FLOW INFORMATION - Summary of non-cash investing activities (Details) - IDR (Rp) Rp in Billions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
SUPPLEMENTAL CASH FLOW INFORMATION
Acquisition of property and equipment - Credited to trade payables	Rp 2,251	Rp 3,905	Rp 4,662
Acquisition of property and equipment - Borrowing cost capitalization	98	124	79
Addition of right of use assets - Credited to leases liabilities (Note 13)	10,424	10,407	10,006
Acquisition of intangible assets - Credited to trade payables	Rp 339	Rp 479	Rp 258